Long-Term Debt (Schedule of Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Due within one year	$ 11,256	$ 17,383
Due after one year	54,647	48,545
Derivative, Amount of Hedged Item	331	452
Long-term debt	66,234	66,380
Unsecured Debt [Member]
Debt Instrument [Line Items]
Due within one year	1,829	4,780
Due after one year	18,803	17,050
Derivative, Amount of Hedged Item	334	452
Long-term debt	20,966	22,282
Secured Debt [Member]
Debt Instrument [Line Items]
Due within one year	9,427	12,603
Due after one year	35,844	31,495
Derivative, Amount of Hedged Item	(3)	0
Long-term debt	$ 45,268	$ 44,098